Principal accounting policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2019
Computer software and systems | Minimum
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	2 years
Computer software and systems | Maximum
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Developed technologies
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Customer relationship
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Contract backlog
Finite Lived Intangible Assets [Line Items]
Useful life (in years)	3 years